UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08343
                                                     ---------

                           Phoenix Investment Trust 97
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Matthew A. Swendiman, Esq.
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102

                              John R. Flores, Esq.
                  Vice President, Litigation/Employment Counsel
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix Small Cap Value Fund

                  SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS--98.5%

AEROSPACE & DEFENSE--2.7%
Aviall, Inc.(b)                                          67,400     $  1,532,676
Cubic Corp.                                              28,500          726,750
Curtiss-Wright Corp.                                     24,100        1,436,360
DRS Technologies, Inc.(b)                                50,800        2,170,176
Moog, Inc. Class A(b)                                    34,000        1,428,680
                                                                    ---------------
                                                                       7,294,642
                                                                    ---------------

APPAREL RETAIL--2.0%
Charming Shoppes, Inc.(b)                               122,000        1,140,700
Men's Wearhouse, Inc. (The)(b)                           80,300        2,541,495
Pacific Sunwear of California, Inc.(b)                   79,500        1,765,695
                                                                    ---------------
                                                                       5,447,890
                                                                    ---------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Hartmarx Corp.(b)                                        50,800          409,956
UniFirst Corp.                                            2,200           60,808
                                                                    ---------------
                                                                         470,764
                                                                    ---------------

APPLICATION SOFTWARE--1.3%
MRO Software, Inc.(b)                                    42,000          539,700
Quest Software, Inc.(b)                                  57,300          887,004
SERENA Software, Inc.(b)                                 75,800        1,580,430
Verity, Inc.(b)                                          36,000          493,560
                                                                    ---------------
                                                                       3,500,694
                                                                    ---------------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
National Financial Partners Corp.                        39,800        1,382,652

AUTO PARTS & EQUIPMENT--0.1%
Sauer-Danfoss, Inc.                                       6,200          123,132
Shiloh Industries, Inc.(b)                               17,900          232,342
                                                                    ---------------
                                                                         355,474
                                                                    ---------------

AUTOMOBILE MANUFACTURERS--0.4%
Monaco Coach Corp.                                       60,300        1,199,970

BIOTECHNOLOGY--1.6%
Albany Molecular Research, Inc.(b)                       26,900          288,368
Gen-Probe, Inc.(b)                                      103,200        4,117,680
                                                                    ---------------
                                                                       4,406,048
                                                                    ---------------

BROADCASTING & CABLE TV--0.5%
Hearst-Argyle Television, Inc.                           50,700        1,302,990

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

BUILDING PRODUCTS--1.8%
Griffon Corp.(b)                                         87,900     $  2,204,532
NCI Building Systems, Inc.(b)                            43,100        1,599,010
USG Corp.(b)                                             33,000        1,079,760
                                                                    ---------------
                                                                       4,883,302
                                                                    ---------------

CATALOG RETAIL--0.1%
Insight Enterprises, Inc.(b)                              6,800          137,564

COMMODITY CHEMICALS--0.4%
Westlake Chemical Corp.                                  37,700        1,183,403

COMMUNICATIONS EQUIPMENT--3.0%
Audiovox Corp. Class A(b)                                 6,300           94,185
Bel Fuse, Inc.  Class B                                  11,300          386,799
Black Box Corp.                                           7,500          320,100
Comtech Telecommunications Corp.(b)                      46,500        1,463,820
DIGI International, Inc.(b)                              27,800          427,842
Harris Corp.                                             57,600        3,812,544
SeaChange International, Inc.(b)                        100,400        1,714,832
                                                                    ---------------
                                                                       8,220,122
                                                                    ---------------

COMPUTER STORAGE & PERIPHERALS--0.9%
Komag, Inc.(b)                                           68,300        1,144,025
McDATA Corp. Class A(b)                                 123,200          696,080
Overland Storage, Inc.(b)                                35,800          531,630
                                                                    ---------------
                                                                       2,371,735
                                                                    ---------------

CONSTRUCTION & ENGINEERING--1.0%
Comfort Systems USA, Inc.(b)                             36,600          263,520
Insituform Technolgies, Inc. Class A(b)                   4,600          107,364
Perini Corp.(b)                                          49,800          744,510
URS Corp.(b)                                             48,600        1,459,944
                                                                    ---------------
                                                                       2,575,338
                                                                    ---------------

CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc.                                    7,700          462,000

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.6%
Alamo Group, Inc.                                         9,300          194,370
Terex Corp.(b)                                           90,800        4,162,272
                                                                    ---------------
                                                                       4,356,642
                                                                    ---------------

CONSUMER FINANCE--0.9%
ACE Cash Express, Inc.(b)                                 3,400           90,695
CompuCredit Corp.(b)                                     75,100        1,800,147

Phoenix Small Cap Value Fund

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE (CONTINUED)
PFF Bancorp, Inc.                                        13,400     $    605,680
                                                                    ---------------
                                                                       2,496,522
                                                                    ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
eFunds Corp.(b)                                          76,200        1,815,084

DEPARTMENT STORES--1.7%
Bon-Ton Stores, Inc. (The)                               26,700          373,800
Neiman Marcus Group, Inc. (The) Class A                  63,800        4,166,778
                                                                    ---------------
                                                                       4,540,578
                                                                    ---------------

DISTRIBUTORS--0.1%
Handleman Co.                                            13,700          290,440

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Coinstar, Inc.(b)                                        82,300        2,141,446
Healthcare Services Group, Inc.                          15,100          313,174
Mobile Mini, Inc.(b)                                     16,800          508,872
NCO Group, Inc.(b)                                       53,500        1,343,385
TeleTech Holdings, Inc.(b)                               99,700          974,069
                                                                    ---------------
                                                                       5,280,946
                                                                    ---------------

DRUG RETAIL--0.6%
Longs Drug Stores Corp.                                  62,900        1,679,430

ELECTRIC UTILITIES--1.3%
PNM Resources, Inc.                                      20,000          508,800
WPS Resources Corp.                                      63,600        3,075,060
                                                                    ---------------
                                                                       3,583,860
                                                                    ---------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
Acuity Brands, Inc.                                      47,600        1,400,868
Genlyte Group, Inc. (The)(b)                             22,500        1,803,825
Thomas & Betts Corp.(b)                                  28,700          908,068
                                                                    ---------------
                                                                       4,112,761
                                                                    ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
Rofin-Sinar Technologies, Inc.(b)                        68,800        2,683,200

ELECTRONIC MANUFACTURING SERVICES--0.6%
Multi-Fineline Electronix, Inc.(b)                       71,100        1,298,997
RadiSys Corp.(b)                                         18,000          253,620
                                                                    ---------------
                                                                       1,552,617
                                                                    ---------------

EMPLOYMENT SERVICES--0.0%
Volt Information Sciences, Inc.(b)                        2,000           61,000

ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b)                               40,000        1,362,400

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Terra Industries, Inc.(b)                               179,400     $  1,471,080

FOOD DISTRIBUTORS--0.6%
Nash Finch Co.                                           41,800        1,551,198

FOOD RETAIL--0.8%
Ruddick Corp.                                            47,700        1,040,337
Smart & Final, Inc.(b)                                   78,800        1,141,024
                                                                    ---------------
                                                                       2,181,361
                                                                    ---------------

GAS UTILITIES--0.5%
UGI Corp.                                                32,300        1,310,734

HEALTH CARE EQUIPMENT--1.6%
CONMED Corp.(b)                                          32,300          935,731
Invacare Corp.                                           51,700        2,611,367
Molecular Devices Corp.(b)                                9,800          206,094
Vital Signs, Inc.                                         1,800           67,338
Wilson Greatbatch Technologies, Inc.(b)                  19,100          382,955
                                                                    ---------------
                                                                       4,203,485
                                                                    ---------------

HEALTH CARE FACILITIES--1.3%
Genesis Healthcare(b)                                    40,200        1,296,450
LifePoint Hospitals, Inc.(b)                             61,800        2,273,004
                                                                    ---------------
                                                                       3,569,454
                                                                    ---------------

HEALTH CARE SERVICES--0.8%
Gentiva Health Services, Inc.(b)                          1,500           24,975
Option Care, Inc.                                        62,600        1,077,972
Res-Care, Inc.(b)                                        63,500          952,500
                                                                    ---------------
                                                                       2,055,447
                                                                    ---------------

HEALTH CARE SUPPLIES--0.4%
West Pharmaceutical Services, Inc.                       42,800        1,000,664

HOME IMPROVEMENT RETAIL--0.5%
Building Materials Holding Corp.                         37,500        1,366,875

HOMEBUILDING--2.7%
Beazer Homes USA, Inc.                                   30,500        3,782,000
M/I  Homes, Inc.                                          7,600          343,596
Meritage Corp.(b)                                        33,200        3,107,520
Technical Olympic USA, Inc.                               3,000           73,350
                                                                    ---------------
                                                                       7,306,466
                                                                    ---------------

HOTELS, RESORTS & CRUISE LINES--0.4%
Bluegreen Corp.(b)                                       65,000        1,033,500

INDUSTRIAL CONGLOMERATES--0.4%
Tredegar Corp.                                           63,100        1,175,553

Phoenix Small Cap Value Fund

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

INDUSTRIAL MACHINERY--3.1%
Flowserve Corp.(b)                                      151,100     $  3,810,742
Gardner Denver, Inc.(b)                                  10,700          368,080
Mueller Industries, Inc.                                 27,800          854,294
Reliance Steel & Aluminum Co.                            74,700        2,981,277
Valmont Industries, Inc.                                 12,200          304,512
                                                                    ---------------
                                                                       8,318,905
                                                                    ---------------

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
CT Communications, Inc.                                   7,700          101,871
General Communication, Inc. Class A(b)                   39,000          399,360
                                                                    ---------------
                                                                         501,231
                                                                    ---------------

INTERNET SOFTWARE & SERVICES--0.3%
PEC Solutions, Inc.(b)                                   65,900          935,121

INVESTMENT BANKING & BROKERAGE--0.1%
Stifel Financial Corp.(b)                                 7,500          180,375

IT CONSULTING & OTHER SERVICES--0.9%
CIBER, Inc.(b)                                           98,400          918,072
Keane, Inc.(b)                                            9,900          153,450
Perot Systems Corp. Class A(b)                           90,600        1,450,506
                                                                    ---------------
                                                                       2,522,028
                                                                    ---------------

LEISURE PRODUCTS--0.6%
JAKKS Pacific, Inc.(b)                                   62,300        1,160,026
RC2 Corp.(b)                                             13,900          434,931
                                                                    ---------------
                                                                       1,594,957
                                                                    ---------------

LIFE & HEALTH INSURANCE--1.1%
AmerUs Group Co.                                         17,700          771,189
Delphi Financial Group, Inc. Class A                     11,200          520,352
UICI                                                     36,800        1,229,120
Universal American Financial Corp.(b)                    32,000          427,200
                                                                    ---------------
                                                                       2,947,861
                                                                    ---------------

METAL & GLASS CONTAINERS--0.4%
Greif, Inc. Class A                                      17,300          836,628
Myers Industries, Inc.                                   15,520          175,842
                                                                    ---------------
                                                                       1,012,470
                                                                    ---------------

MULTI-UTILITIES & UNREGULATED POWER--2.1%
Dynegy, Inc. Class A(b)                                 272,300        1,538,495
Energen Corp.                                            71,500        4,136,990
                                                                    ---------------
                                                                       5,675,485
                                                                    ---------------

OIL & GAS DRILLING--1.0%
Unit Corp.(b)                                            70,100        2,777,362

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

OIL & GAS EQUIPMENT & SERVICES--2.4%
Dril-Quip, Inc.(b)                                       13,400     $    319,858
Gulf Island Fabrication, Inc.                             7,400          157,398
Maverick Tube Corp.(b)                                   50,000        1,585,000
Offshore Logistics, Inc.(b)                              42,300        1,603,170
Oil States International, Inc.(b)                        67,200        1,368,864
RPC, Inc.                                                58,300        1,588,675
                                                                    ---------------
                                                                       6,622,965
                                                                    ---------------

OIL & GAS EXPLORATION & PRODUCTION--3.5%
Chesapeake Energy Corp.                                 251,400        4,525,200
Magnum Hunter Resources, Inc.(b)                        110,000        1,474,000
Newfield Exploration Co.(b)                              53,300        3,349,905
                                                                    ---------------
                                                                       9,349,105
                                                                    ---------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--3.7%
General Maritime Corp.(b)                                46,400        2,108,880
OMI Corp.                                               183,900        3,929,943
Overseas Shipholding Group, Inc.                         31,700        2,082,373
Tesoro Petroleum Corp.(b)                                60,600        2,007,072
                                                                    ---------------
                                                                      10,128,268
                                                                    ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Eurobancshares, Inc.(b)                                  14,200          289,538

PACKAGED FOODS & MEATS--1.3%
Cal-Maine Foods, Inc.                                    17,100          226,199
Pilgrim's Pride Corp.                                    96,000        3,216,000
                                                                    ---------------
                                                                       3,442,199
                                                                    ---------------

PAPER PRODUCTS--0.2%
Buckeye Technologies, Inc.(b)                             8,000           99,120
Pope & Talbot, Inc.                                       7,400          124,320
Potlatch Corp.                                            8,500          431,120
                                                                    ---------------
                                                                         654,560
                                                                    ---------------

PHARMACEUTICALS--0.3%
aaiPharma, Inc.(b)                                       55,600          171,804
First Horizon Pharmaceutical Corp.(b)                    36,900          721,764
                                                                    ---------------
                                                                         893,568
                                                                    ---------------

PROPERTY & CASUALTY INSURANCE--7.0%
Commerce Group, Inc. (The)                               16,800          997,752
FPIC Insurance Group, Inc.(b)                            20,700          683,721
Infinity Property & Casualty Corp.                       17,800          658,600
LandAmerica Financial Group, Inc.                        70,300        3,754,020
Mercury General Corp.                                    68,700        3,895,290
Navigators Group, Inc. (The)(b)                          14,000          395,500

Phoenix Small Cap Value Fund

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

PROPERTY & CASUALTY INSURANCE (CONTINUED)
Penn-America Group, Inc.                                 13,700     $    202,897
Philadelphia Consolidated Holding Co.(b)                 18,600        1,269,450
Safety Insurance Group, Inc.                              5,200          143,000
Selective Insurance Group, Inc.                          52,700        2,360,433
State Auto Financial Corp.                                5,200          139,360
Stewart Information Services Corp.                       41,000        1,789,650
United Fire & Casualty Co.                               13,200          879,120
Zenith National Insurance Corp.                          38,600        1,774,442
                                                                    ---------------
                                                                      18,943,235
                                                                    ---------------

PUBLISHING & PRINTING--0.7%
Media General, Inc. Class A                              16,100        1,001,420
Scholastic Corp.(b)                                      24,400          803,736
                                                                    ---------------
                                                                       1,805,156
                                                                    ---------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.(b)                              53,700        1,927,830

REGIONAL BANKS--4.1%
Americanwest Bancorp.(b)                                  6,400          134,400
Banner Corp.                                              6,800          224,536
Capitol Bancorp Ltd                                      22,900          794,630
First Republic Bank                                      21,800        1,120,302
First State Bancorporation                                6,200          232,934
Irwin Financial Corp.                                    49,000        1,303,890
Provident Bankshares Corp.                               46,200        1,697,388
Republic Bancorp, Inc.                                   54,780          851,281
South Financial Group, Inc. (The)                        26,400          836,484
Taylor Capital Group, Inc.                                4,200          144,984
TCF Financial Corp.                                      80,600        2,491,346
Trustmark Corp.                                          19,500          600,600
U.S.B. Holding Co., Inc.                                  9,600          268,224
Wesbanco, Inc.                                           12,300          388,803
                                                                    ---------------
                                                                      11,089,802
                                                                    ---------------

REINSURANCE--2.7%
Arch Capital Group Ltd.(b)                               46,100        1,795,595
Everest Re Group Ltd.                                    52,200        4,398,894
Odyssey Re Holdings Corp.                                42,600        1,028,790
                                                                    ---------------
                                                                       7,223,279
                                                                    ---------------

REITS--5.8%
American Home Mortgage Investment Corp.                  56,200        1,839,988
Brandywine Realty Trust                                  79,700        2,267,465
CarrAmerica Realty Corp.                                 69,300        2,244,627
Friedman, Billings, Ramsey Group,
  Inc. Class A                                          122,400        2,340,288

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

REITS (CONTINUED)
New Century Financial Corp.                              70,700     $  4,472,482
Parkway Properties, Inc.                                 12,700          636,270
Saxon Capital, Inc.(b)                                   85,000        1,929,500
                                                                    ---------------
                                                                      15,730,620
                                                                    ---------------

RESTAURANTS--2.4%
Dave & Buster's, Inc.(b)                                 24,400          456,280
Jack in the Box, Inc.(b)                                103,100        3,895,118
Landry's Restaurants, Inc.                               72,100        2,130,555
                                                                    ---------------
                                                                       6,481,953
                                                                    ---------------

SEMICONDUCTOR EQUIPMENT--0.2%
Photronics, Inc.(b)                                      23,600          444,624

SPECIALIZED FINANCE--0.3%
GATX Corp.                                               27,500          809,600

SPECIALTY CHEMICALS--1.9%
NewMarket Corp.(b)                                       19,900          381,881
OM Group, Inc.(b)                                       114,600        3,522,804
PolyOne Corp.(b)                                         57,600          531,648
Schulman (A.), Inc.                                      32,900          705,705
                                                                    ---------------
                                                                       5,142,038
                                                                    ---------------

SPECIALTY STORES--0.7%
Lithia Motors, Inc. Class A                              75,100        1,906,038

STEEL--2.5%
Commercial Metals Co.                                    41,200        1,868,008
Metal Management, Inc.                                   27,600          725,328
Metals USA, Inc.(b)                                      41,800          783,750
Olympic Steel, Inc.(b)                                   34,700          936,900
Steel Dynamics, Inc.                                     50,600        2,050,818
Steel Technologies, Inc.                                 16,500          483,120
                                                                    ---------------
                                                                       6,847,924
                                                                    ---------------

SYSTEMS SOFTWARE--1.8%
Internet Security Systems, Inc.(b)                      170,000        4,115,700
Sybase, Inc.(b)                                          52,000          895,960
                                                                    ---------------
                                                                       5,011,660
                                                                    ---------------

TECHNOLOGY DISTRIBUTORS--0.4%
Agilysys, Inc.                                           14,000          231,420
Anixter International, Inc.(b)                            6,400          241,472
Brightpoint, Inc.(b)                                      3,700           70,707
SYNNEX Corp.(b)                                          28,500          609,900
                                                                    ---------------
                                                                       1,153,499
                                                                    ---------------

Phoenix Small Cap Value Fund

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

THRIFTS & MORTGAGE FINANCE--4.8%
Anchor BanCorp Wisconsin, Inc.                           13,300     $    388,493
Capital Crossing Bank(b)                                 14,300          381,953
Commercial Federal Corp.                                 75,200        2,190,576
Doral Financial Corp.                                    87,600        4,064,640
Flagstar Bancorp, Inc.                                  177,400        3,865,546
ITLA Capital Corp.(b)                                     7,600          415,188
Ocwen Financial Corp.(b)                                 43,400          404,922
Sterling Financial Corp.(b)                              29,400        1,174,530
Tierone Corp.                                             4,300          106,683
                                                                    ---------------
                                                                      12,992,531
                                                                    ---------------

TOBACCO--0.1%
DIMON, Inc.                                              41,400          269,514

TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc.                    26,000        1,082,900
UAP Holding Corp.(b)                                     30,000          490,500
                                                                    ---------------
                                                                       1,573,400
                                                                    ---------------

TRUCKING--0.8%
Overnite Corp.                                            5,400          190,836
Swift Transportation Co., Inc.(b)                        79,500        1,549,455
U.S. Xpress Enterprises, Inc. Class A(b)                 13,500          351,000
                                                                    ---------------
                                                                       2,091,291
                                                                    ---------------

WATER UTILITIES--0.0%
California Water Service Group                            3,800          132,886

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Boston Communications Group, Inc.(b)                     24,000          213,600
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $210,082,351)                                       266,872,363
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.1%

THRIFTS & MORTGAGE FINANCE--1.1%
R&G Financial Corp. Class B (United States)              74,700        2,898,360
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,799,036)                                           2,898,360
-----------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                      ---------     ---------------
WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Warrants
  1/31/08 (b) (d)                                         2,429     $          0
-----------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                           0
-----------------------------------------------------------------------------------

                                          STANDARD &
                                            POOR'S    PAR VALUE
                                            RATING      (000)            VALUE
                                          ----------  ---------     ---------------
DOMESTIC CONVERTIBLE BONDS--0.0%

AIRPORT SERVICES--0.0%
TIMCO Aviation Services, Inc. Cv. 8%,
       1/2/07(b) (d)                          BB          $2                   0
-----------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $0)                                                           0
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $211,881,387)                                       269,770,723
-----------------------------------------------------------------------------------

                                                      PAR VALUE
                                                        (000)            VALUE
                                          ----------  ---------     ---------------
SHORT-TERM INVESTMENTS--0.4%

COMMERCIAL PAPER--0.4%
 Clipper Receivables Co. LLC
         2.08%, 12/1/04                      A-1       1,160           1,160,000
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,160,000)                                           1,160,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $213,041,387)                                       270,930,723(a)

Other assets and liabilities, net--0.0%                                    4,082
                                                                    ---------------
NET ASSETS--100.0%                                                  $270,934,805
                                                                    ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 58,544,004 and gross depreciation of $ 1,498,891 for federal income tax purposes. At November 30, 2004, the aggregate cost of securities for federal income tax purposes was $ 213,885,610.

(b)   Non-income producing.

(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At November 30, 2004, these securities amounted to a value of $0 or 0.0% of net assets.

Phoenix Value Equity Fund
(Formerly Phoenix-Oakhurst Value Equity Fund)

                  SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS--96.2%

AEROSPACE & DEFENSE--1.7%
United Technologies Corp.                                10,500     $  1,024,590

AIR FREIGHT & COURIERS--1.0%
FedEx Corp.                                               6,300          598,689

APPLICATION SOFTWARE--1.4%
Intuit, Inc.(b)                                          19,800          828,432

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
Bank of New York Co., Inc. (The)                         42,100        1,385,511
Mellon Financial Corp.                                   31,800          929,196
                                                                    ---------------
                                                                       2,314,707
                                                                    ---------------

BROADCASTING & CABLE TV--1.0%
Comcast Corp. Special Class A(b)                         20,600          610,790

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b)                                             32,800          440,176

CONSTRUCTION & ENGINEERING--2.7%
Jacobs Engineering Group, Inc.(b)                        34,700        1,595,159

DATA PROCESSING & OUTSOURCED SERVICES--6.0%
Computer Sciences Corp.(b)                               28,500        1,541,850
Fiserv, Inc.(b)                                          47,100        1,813,821
Hewitt Associates, Inc. Class A(b)                        7,900          238,185
                                                                    ---------------
                                                                       3,593,856
                                                                    ---------------

DIVERSIFIED BANKS--9.1%
Bank of America Corp.                                    48,516        2,244,835
Wachovia Corp.                                           33,300        1,723,275
Wells Fargo & Co.                                        23,500        1,451,595
                                                                    ---------------
                                                                       5,419,705
                                                                    ---------------

DIVERSIFIED CHEMICALS--1.3%
Du Pont (E.I.) de Nemours & Co.                          16,500          747,780

DRUG RETAIL--1.8%
CVS Corp.                                                23,800        1,079,806

ELECTRIC UTILITIES--1.4%
Entergy Corp.                                            12,400          803,768

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Emerson Electric Co.                                      9,000          601,380

EMPLOYMENT SERVICES--2.4%
Manpower, Inc.                                           29,400        1,422,078

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

FOOTWEAR--0.8%
NIKE, Inc. Class B                                        5,600     $    474,096

HEALTH CARE EQUIPMENT--4.1%
Bio-Rad Laboratories, Inc. Class A(b)                    16,000          907,200

DENTSPLY International, Inc.                             13,500          710,235
Fisher Scientific International, Inc.(b)                 14,700          831,138
                                                                    ---------------
                                                                       2,448,573
                                                                    ---------------

HEALTH CARE FACILITIES--1.6%
Manor Care, Inc.                                         28,300          974,935

HEALTH CARE SUPPLIES--1.6%
Sybron Dental Specialties, Inc.(b)                       27,800          951,872

HOTELS, RESORTS & CRUISE LINES--2.6%
Marriott International, Inc. Class A                     26,600        1,512,210

HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                         12,400          683,488
Procter & Gamble Co. (The)                                7,600          406,448
                                                                    ---------------
                                                                       1,089,936
                                                                    ---------------

INDUSTRIAL CONGLOMERATES--4.9%
General Electric Capital  Corp.                          82,500        2,917,200

INDUSTRIAL MACHINERY--2.6%
Ingersoll-Rand Co. Class A                               20,400        1,518,168

INTEGRATED OIL & GAS--5.3%
ChevronTexaco Corp.                                       5,700          311,220
Exxon Mobil Corp.                                        54,800        2,808,500
                                                                    ---------------
                                                                       3,119,720
                                                                    ---------------

INTEGRATED TELECOMMUNICATION SERVICES--6.6%
Iowa Telecommunications Services, Inc.(b)                 3,000           63,630
SBC Communications, Inc.                                 65,500        1,648,635
Verizon Communications, Inc.                             53,900        2,222,297
                                                                    ---------------
                                                                       3,934,562
                                                                    ---------------

INVESTMENT BANKING & BROKERAGE--3.5%
Merrill Lynch & Co., Inc.                                27,100        1,509,741
Morgan Stanley                                           11,700          593,775
                                                                    ---------------
                                                                       2,103,516
                                                                    ---------------

LIFE & HEALTH INSURANCE--1.3%
Prudential Financial, Inc.                               15,800          773,410

Phoenix Value Equity Fund
(Formerly Phoenix-Oakhurst Value Equity Fund)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

MOVIES & ENTERTAINMENT--5.1%
Time Warner, Inc.(b)                                    131,500     $  2,328,865
Walt Disney Co. (The)                                    25,800          693,504
                                                                    ---------------
                                                                       3,022,369
                                                                    ---------------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Constellation Energy Group, Inc.                         15,100          659,870

OIL & GAS DRILLING--0.7%
Patterson-UTI Energy, Inc.                               21,000          420,000

OIL & GAS EQUIPMENT & SERVICES--0.6%
Baker Hughes, Inc.                                        7,300          323,609

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Anadarko Petroleum Corp.                                  4,600          320,160

OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Citigroup, Inc.                                          12,900          577,275
J.P. Morgan Chase & Co.                                  50,000        1,882,500
                                                                    ---------------
                                                                       2,459,775
                                                                    ---------------

PACKAGED FOODS & MEATS--1.0%
Heinz (H.J.) Co.                                         15,700          583,412

PHARMACEUTICALS--2.1%
Johnson & Johnson                                         9,900          597,168
Wyeth                                                    15,900          633,933
                                                                    ---------------
                                                                       1,231,101
                                                                    ---------------

PROPERTY & CASUALTY INSURANCE--0.9%
St. Paul Travelers Cos., Inc. (The)                      14,292          521,372

RAILROADS--0.8%
Union Pacific Corp.                                       7,400          469,456

REITS--3.5%
Digital Realty Trust, Inc.(b)                            59,700          761,772
Friedman, Billings, Ramsey Group, Inc. Class A           35,100          671,112
GMH Communities Trust(b)                                 48,300          647,220
                                                                    ---------------
                                                                       2,080,104
                                                                    ---------------

RESTAURANTS--0.9%
Yum! Brands, Inc.                                        12,100          549,340

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY STORES--0.8%
The Pantry, Inc.(b)                                      17,500     $    481,600

THRIFTS & MORTGAGE FINANCE--2.0%
MGIC Investment Corp.                                     8,600          584,800
PMI Group, Inc. (The)                                     7,100          292,378
Radian Group, Inc.                                        6,100          312,625
                                                                    ---------------
                                                                       1,189,803
                                                                    ---------------
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $50,386,503)                                        557,211,085
-----------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.5%

SEMICONDUCTORS--0.5%
ATI Technologies, Inc. (Canada)(b)                       15,700          304,580
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $286,888)                                               304,580
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $50,673,391)                                         57,515,665
-----------------------------------------------------------------------------------

                                          STANDARD &
                                            POOR'S    PAR VALUE
                                            RATING      (000)            VALUE
                                          ----------  ---------     ---------------
SHORT-TERM INVESTMENTS--3.3%

COMMERCIAL PAPER--3.3%
Clipper Receivables Co. LLC 2.08%,
   12/1/04                                    A-1        $1,990        1,990,000
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,990,000)                                           1,990,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $52,663,391)                                         59,505,665(a)

Other assets and liabilities, net--0.0%                                    3,562
                                                                    ---------------
NET ASSETS--100.0%                                                  $ 59,509,227
                                                                    ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 6,772,850 and gross depreciation of $ 188,013 for federal income tax purposes. At November 30, 2004, the aggregate cost of securities for federal income tax purposes was $ 52,920,828.

(b)   Non-income producing.

(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. The preparation of the Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Investment Trust 97
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ George Aylward
                           -------------------------------------------------
                           George Aylward, Executive Vice President
                           (principal executive officer)

Date           January 31, 2005
       ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Aylward
                           -------------------------------------------------
                           George Aylward, Executive Vice President
                           (principal executive officer)

Date           January 31, 2005
       ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date           January 31, 2005
       ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.